DEBT - Summary of Business Loan and Security Agreements (Details)	12 Months Ended
Dec. 31, 2024 USD ($) loan Lender
Business Loan and Security Agreement
DEBT
Number of debt instrument agreements | loan	3
Number of lenders | Lender	1
Gross Proceeds	$ 250,000
Total	160,262
May 2024 BLS Agreement
DEBT
Gross Proceeds	100,000
Total	$ 56,896
Maturity Date (from issuance date)	18 months
Interest rate	25.00%
July 2024 BLS Agreement
DEBT
Gross Proceeds	$ 50,000
Total	$ 37,917
Maturity Date (from issuance date)	18 months
Interest rate	25.00%
August 2024 BLS Agreement
DEBT
Gross Proceeds	$ 100,000
Total	$ 65,449
Maturity Date (from issuance date)	12 months
Interest rate	25.00%